Taxes - Schedule of detailed information about tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax expense	$ (88)	$ (7,688)
Deferred income tax recovery	2,786	1,423
Total	$ 2,698	$ (6,265)